INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES	12 Months Ended
Oct. 26, 2014
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES
INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES

Note G

Investments In and Receivables from Affiliates

The Company accounts for its majority-owned operations under the consolidation method. Investments in which the Company owns a minority interest, and for which there are no other indicators of control, are accounted for under the equity or cost method. These investments, along with any related receivables from affiliates, are included in the Consolidated Statements of Financial Position as investments in and receivables from affiliates.

Investments in and receivables from affiliates consists of the following:

			October 26,	October 27,
(in thousands)	Segment	% Owned	2014	2013
MegaMex Foods, LLC	Grocery Products	50%	$ 208,221	$ 203,413
Foreign Joint Ventures	Intenational & Other	Various (26 – 50%)	56,230	67,196
Total			$ 264,451	$ 270,609

Equity in earnings of affiliates consists of the following:

(in thousands)	Segment	2014	2013	2012
MegaMex Foods, LLC	Grocery Products	$ 14,415	$ 17,261	$ 35,762
Foreign Joint Ventures	Intenational & Other	3,170	3,252	2,929
Total		$ 17,585	$ 20,513	$ 38,691

Dividends received from affiliates for the fiscal years ended October 26, 2014, October 27, 2013, and October 28, 2012, were $22.8 million, $34.0 million, and $37.1 million, respectively. The Company recognized a basis difference of $21.3 million associated with the formation of MegaMex Foods, LLC, of which $17.0 million is remaining as of October 26, 2014. This difference is being amortized through equity in earnings of affiliates.